FINANCIAL ASSETS AND LIABILITIES - Issuance of New Notes and Cash Tender Offer for Certain Outstanding Debt Securities (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 17, 2018	Jun. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 13, 2018	Jun. 30, 2017	May 30, 2017
Bank loans and bonds
Total outstanding amount			$ 7,298,000,000	$ 11,103,000,000
Loss on early debt redemption		$ 124,000,000	$ 30,000,000	$ 124,000,000
Aggregate principal amount repurchased	$ 1,147,000,000	$ 1,259,000,000
2021 Notes
Bank loans and bonds
Total outstanding amount					$ 1,000,000,000
Interest rate					7.748%
2022 Notes
Bank loans and bonds
Total outstanding amount					$ 1,500,000,000
Interest rate					7.5043%
2023 Notes
Bank loans and bonds
Total outstanding amount					$ 1,000,000,000
Interest rate					5.95%
Senior Notes Due 2024
Bank loans and bonds
Total outstanding amount					$ 900,000,000
Interest rate					4.95%	4.95%
Maximum tender amount					$ 400,000,000
Facility amount						$ 900,000,000
2018 Notes
Bank loans and bonds
Total outstanding amount							$ 1,000,000,000
Interest rate							9.125%
Senior Notes Due 2021
Bank loans and bonds
Interest rate						3.95%
Facility amount						$ 600,000,000